Statement of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Jan. 01, 2011	Dec. 31, 2009
Operating Activities
Earnings	$ 6,932	$ 62,434	$ (9,570)
Earnings (loss) from discontinued operations	(4,279)	47,858	(330)
Earnings (loss) from continuing operations	11,211	14,576	(9,240)
Items not affecting cash
Depreciation and amortization	19,447	17,842	17,030
Unrealized loss (gain) on foreign exchange	(268)	(977)	(1,022)
Deferred income taxes	2,144	2,448	(2,087)
Stock-based compensation	2,090	2,764	1,425
Goodwill impairment	0	1,654	8,841
Impairment of long-lived assets	7,868	7,984	1,800
Loss (gain) on sale of property, plant and equipment	(3,201)	59	(122)
Unrealized loss (gain) on derivative instrument	839	(1,503)	(2,265)
Other	693	24	(386)
Changes in non-cash working capital	(44,697)	(34,594)	43,494
Net cash flows from operations - continuing operations	(3,874)	10,277	57,468
Net cash flows from operations - discontinued operations	(1,718)	(8,969)	(12,580)
	(5,592)	1,308	44,888
Investing activities
Acquisition of companies, net of cash acquired	(5,461)	(43,761)	0
Purchases of property, plant and equipment, net	(17,312)	(19,372)	(10,798)
Proceeds from sale of property, plant and equipment	4,528	36	1,076
Payment of deferred purchase consideration	(233)	(1,388)	(1,856)
Purchases of patents, trademarks and other intangible assets	(81)	(662)	(216)
Other	(949)	328	259
Cash from investing activities - continuing operations	(19,508)	(64,819)	(11,535)
Cash from investing activities - discontinued operations	(308)	51,972	(2,597)
	(19,816)	(12,847)	(14,132)
Financing activities
Increase (decrease) in line of credit facilities	36,503	14,328	(5,644)
Borrowings under long term debt	4,825	30,217	719
Proceeds from issuance of common shares	1,155	1,883	836
Repayment of long-term debt	(17,968)	(52,423)	(29,438)
Financing costs	186	642	2,198
Other	916	(169)	(14)
Cash from financing activities - continuing operations	25,245	(6,806)	(35,739)
Foreign exchange gain (loss) on cash held in a foreign currency	(102)	265	951
Increase (decrease) in cash and cash equivalents during the period	(265)	(18,080)	(4,032)
Discontinued operations cash activity included above:
Add: Balance included at beginning of period	308	18,971	22,877
Less: Balance included at end of period	0	308	18,971
Cash and cash equivalents - beginning of the period	2,335	1,752	1,878
Cash and cash equivalents - end of the period	$ 2,378	$ 2,335	$ 1,752